Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	€ 289,577	€ 328,920
Right-of-use assets	1,071,666	1,311,809
Intangible assets	68,818	138,905
Other assets	257,267	308,066
Financial assets	9,052,741	2,900,902
Total non-current assets	10,740,069	4,988,602
Current assets
Inventories	11,367,807
Current other assets	4,036,650	14,170,510
Tax receivable	3,791,564	1,432,087
Financial assets from government grants		732,971
Other financial assets	77,504,518	64,810,135
Cash and cash equivalents	12,767,943	16,265,355
Total current assets	109,468,483	97,411,058
TOTAL ASSETS	120,208,552	102,399,660
Equity
Issued capital	7,065,993	5,364,452
Share premium	334,211,338	282,552,633
Other capital reserves	40,050,053	36,635,564
Accumulated deficit	(286,127,819)	(243,460,290)
Other components of equity	7,382,166	7,257,081
Total equity	102,581,730	88,349,440
Non-current liabilities
Lease liabilities	745,716	987,307
Other liabilities	36,877	36,877
Total non-current liabilities	782,593	1,024,184
Current liabilities
Trade and other payables	11,974,362	4,987,538
Liabilities from government grants		6,209,266
Lease liabilities	374,329	369,376
Employee benefits	1,609,766	1,312,248
Other liabilities	2,885,772	147,608
Total current liabilities	16,844,229	13,026,036
Total liabilities	17,626,822	14,050,220
TOTAL EQUITY AND LIABILITIES	€ 120,208,552	€ 102,399,660